Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account		$ 233.3	$ 207.1
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	[1]	108.5	83.2
Other Investment Funds
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held in Deferral Plan Irrevocable Grantor Trust account	[2]	$ 124.8	$ 123.9

[1]	Includes 4.4 million and 3.6 million common shares as of December 31, 2015 and 2014, respectively, to be distributed in common shares.
[2]	Amount is included in other assets on the balance sheet.